Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investment Securities
Amortized Cost	$ 179,668,079	$ 210,872,595
Gross Unrealized Gains	210,689	480,862
Gross Unrealized Losses	20,181,348	20,647,438
Fair Value	159,697,420	190,706,019
Taxable municipal securities
Investment Securities
Amortized Cost	300,000	300,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	52,255	53,035
Fair Value	247,745	246,965
Tax-exempt municipal securities
Investment Securities
Amortized Cost	10,772,633	10,832,494
Gross Unrealized Gains	79,789	158,982
Gross Unrealized Losses	614,169	517,691
Fair Value	10,238,253	10,473,785
U.S. GSE Debt Securities
Investment Securities
Amortized Cost	12,000,000	12,000,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	1,036,485	1,172,426
Fair Value	10,963,515	10,827,574
Other investment [Member]
Investment Securities
Amortized Cost	496,000	992,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	22,773	45,570
Fair Value	473,227	946,430
U.S. Government securities
Investment Securities
Amortized Cost	27,579,709	41,207,049
Gross Unrealized Gains	0	0
Gross Unrealized Losses	824,566	1,943,800
Fair Value	26,755,143	39,263,249
Agency mortgage-backed securities (Agency MBS) [Member]
Investment Securities
Amortized Cost	119,522,274	132,043,238
Gross Unrealized Gains	130,900	321,880
Gross Unrealized Losses	17,396,937	16,502,319
Fair Value	102,256,237	115,862,799
ABS and OAS [Member]
Investment Securities
Amortized Cost	2,098,461	2,533,872
Gross Unrealized Gains	0	0
Gross Unrealized Losses	140,696	186,251
Fair Value	1,957,765	2,347,621
CMO [Member]
Investment Securities
Amortized Cost	6,899,002	10,963,942
Gross Unrealized Gains	0	0
Gross Unrealized Losses	93,467	226,346
Fair Value	$ 6,805,535	$ 10,737,596